Fair Value Measurements (Details) - Schedule of changes in the fair value of the level 3 convertible promissory note - Convertible Promissory Notes [Member]	6 Months Ended
Jun. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement as of May 19, 2022
Proceeds received through convertible note – related party	173,820
Change in fair value	(70,820)
Fair value as of June 30, 2022	$ 103,000